Hood River Small-Cap Growth Fund
Schedule of Investments
as of September 30, 2023 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communication Services - 0.8%
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	210,795	13,048,211
		13,048,211

Consumer Discretionary - 7.9%
Automobile Components — 1.0%
Modine Manufacturing Co. (a)	332,866	15,228,620
		$–
Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc. (a)	116,132	13,573,508
		$–
Hotels, Restaurants & Leisure — 3.3%
Caesars Entertainment, Inc. (a)	453,442	21,017,037
DraftKings, Inc. (a)	813,301	23,943,581
Genius Sports Ltd. (a)	1,558,472	8,306,656
		53,267,274
Household Durables — 1.4%
Dream Finders Homes, Inc. (a)(b)	327,325	7,276,435
Lovesac Co. (a)(b)	585,341	11,659,993
Purple Innovation, Inc. (b)	711,575	1,216,793
		20,153,221
Specialty Retail — 0.6%
Arhaus, Inc. (a)(b)	928,847	8,638,277
		$–
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG (a)	358,643	9,977,448
		120,838,348

Consumer Staples - 2.6%
Beverages — 2.6%
Celsius Holdings, Inc. (a)	235,126	40,347,622
		40,347,622

Energy - 3.5%
Oil, Gas & Consumable Fuels — 3.5%
Denison Mines Corp. (a)(b)	12,699,725	20,954,546
Green Plains, Inc. (a)(b)	478,421	14,400,472
Northern Oil and Gas, Inc. (b)	449,737	18,092,920
		53,447,938
Total Energy		53,447,938

Financials - 9.1%
Banks — 1.4%
Western Alliance Bancorp	459,415	21,119,308
		$–
Capital Markets — 0.6%
B Riley Financial, Inc. (b)	241,642	9,904,906
		$–
Consumer Finance — 2.5%
FirstCash Holdings, Inc.	369,352	37,075,553
		$–
Financial Services — 0.5%
I3 Verticals, Inc. (a)	390,051	8,245,678
		$–
Insurance — 4.1%
BRP Group, Inc. - Class A (a)(b)	501,471	11,649,171
HCI Group, Inc. (b)	303,057	16,452,965
Kinsale Capital Group, Inc. (b)	76,062	31,499,556
Skyward Specialty Insurance Group, Inc. (a)(b)	118,872	3,252,338
		62,854,030
		139,199,475

Health Care - 22.5%
Biotechnology — 6.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	416,349	8,676,713
Blueprint Medicines Corp. (a)	130,342	6,545,775
Cytokinetics, Inc. (a)(b)	241,659	7,119,274
ImmunoGen, Inc. (a)	1,476,792	23,436,689
Iovance Biotherapeutics, Inc. (a)	947,436	4,310,834
Karuna Therapeutics, Inc. (a)(b)	52,879	8,941,310
Krystal Biotech, Inc. (a)(b)	224,463	26,037,708
Neurocrine Biosciences, Inc. (a)	100,083	11,259,338
RayzeBio, Inc. (a)	40,174	891,863
		97,219,504
Health Care Equipment & Supplies — 7.7%
AtriCure, Inc. (a)(b)	405,515	17,761,557
Axonics, Inc. (a)(b)	658,053	36,929,934
CONMED Corp. (b)	112,044	11,299,637
Inspire Medical Systems, Inc. (a)	67,378	13,370,490
Lantheus Holdings, Inc. (a)	584,083	40,582,087
		119,943,705
Health Care Providers & Services — 5.1%
Alignment Healthcare, Inc. (a)	938,559	6,513,599
DocGo, Inc. (a)(b)	3,088,924	16,463,965
Option Care Health, Inc. (a)	452,290	14,631,582
RadNet, Inc. (a)	464,817	13,103,191
Select Medical Holdings Corp.	1,053,340	26,617,902
		77,330,239
Health Care Technology — 1.6%
Evolent Health, Inc. (a)(b)	923,805	25,155,210
		$–
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc. (a)(b)	310,867	4,293,073
		$–
Pharmaceuticals — 1.4%
Axsome Therapeutics, Inc. (a)(b)	181,955	12,716,835
Cymabay Therapeutics, Inc. (a)(b)	262,723	3,917,200
Harmony Biosciences Holdings, Inc. (a)(b)	151,830	4,975,469
		21,609,504
		345,551,235

Industrials - 24.0%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. (a)	96,568	19,216,066
Ducommun, Inc. (a)	182,140	7,924,911
Kratos Defense & Security Solutions, Inc. (a)	353,267	5,306,070
Lilium NV (a)(b)	5,689,640	4,058,420
		36,505,467
Air Freight & Logistics — 1.5%
GXO Logistics, Inc. (a)	399,075	23,405,749
		$–
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (a)	211,477	35,392,791
		$–
Construction & Engineering — 4.4%
Comfort Systems USA, Inc.	234,370	39,938,992
Construction Partners, Inc. (a)	290,332	10,614,538
MasTec, Inc. (a)	240,721	17,324,690
		67,878,220
Electrical Equipment — 3.0%
Enovix Corp. (a)(b)	1,130,525	14,188,089
Vertiv Holdings Co.	873,945	32,510,754
		46,698,843
Ground Transportation — 3.3%
FTAI Infrastructure, Inc.	1,685,455	5,427,165
RXO, Inc. (a)	440,066	8,682,502
TFI International, Inc.	100,569	12,914,065
XPO, Inc. (a)(b)	311,183	23,232,923
		50,256,655
Marine Transportation — 1.9%
Kirby Corp. (a)	352,330	29,172,924
		$–
Professional Services — 0.9%
WNS Holdings Ltd. - ADR (a)	197,700	13,534,542
		$–
Trading Companies & Distributors — 4.3%
FTAI Aviation Ltd.	1,705,029	60,613,782
Transcat, Inc. (a)	61,732	6,047,884
		66,661,666
		369,506,857

Information Technology - 24.0%
Communications Equipment — 1.5%
Applied Optoelectronics, Inc. (a)(b)	789,892	8,665,115
Harmonic, Inc. (a)(b)	628,889	6,056,201
Infinera Corp. (a)(b)	1,910,534	7,986,032
		22,707,348
Electronic Equipment, Instruments & Components — 2.7%
Fabrinet (a)	140,909	23,478,257
OSI Systems, Inc. (a)	152,622	18,015,501
		41,493,758
IT Services — 1.4%
DigitalOcean Holdings, Inc. (a)(b)	165,142	3,968,362
Globant SA (a)	81,627	16,149,902
		20,118,264
Semiconductors & Semiconductor Equipment — 12.8%
Aehr Test Systems (a)(b)	35,439	1,619,562
Axcelis Technologies, Inc. (a)	168,114	27,410,988
Camtek Ltd. (a)	125,092	7,788,228
Cohu, Inc. (a)	75,836	2,611,792
FormFactor, Inc. (a)	635,111	22,190,778
indie Semiconductor, Inc. (a)(b)	2,015,339	12,696,636
Kulicke & Soffa Industries, Inc. (b)	189,500	9,215,385
Onto Innovation, Inc. (a)	300,737	38,349,983
Rambus, Inc. (a)	846,106	47,204,255
SiTime Corp. (a)(b)	196,676	22,470,233
Veeco Instruments, Inc. (a)	261,412	7,348,291
		198,906,131
Software — 5.6%
Applied Digital Corp. (a)	3,605,885	22,500,722
Couchbase, Inc. (a)(b)	585,284	10,043,473
CyberArk Software Ltd. (a)	56,700	9,285,759
Intapp, Inc. (a)	223,458	7,490,312
NICE Ltd. - ADR (a)(b)	91,995	15,639,150
Rapid7, Inc. (a)	437,166	20,013,459
		84,972,875
		368,198,376

Materials - 2.3%
Construction Materials — 2.3%
Eagle Materials, Inc.	120,717	20,101,795
Knife River Corp. (a)	320,681	15,658,853
		35,760,648
		35,760,648
TOTAL COMMON STOCKS (Cost $1,261,459,697)		1,485,898,710

REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.1%
Financials - 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	785,348	16,649,378
Total Financials		16,649,378
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $22,989,900)		16,649,378

SHORT TERM INVESTMENTS - 19.9%
Money Market Funds - 2.5%	Shares
First American Treasury Obligations Fund - Class Z, 5.23% (c)	39,038,669	39,038,669
Total Money Market Funds		39,038,669
Investments Purchased with Proceeds from Securities Lending - 17.4%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	267,203,601	267,203,601
Total Investments Purchased with Proceeds from Securities Lending		267,203,601
TOTAL SHORT TERM INVESTMENTS (Cost $306,242,270)		306,242,270

TOTAL INVESTMENTS - 117.7% (Cost $1,590,691,867)		1,808,790,358
Liabilities in Excess of Other Assets - (17.7)%		(271,892,977)
TOTAL NET ASSETS - 100.00%		$1,536,897,381

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC – Public Limited Company REIT – Real Estate Investment Trust SA – Societe Anonyme

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2023. The total market value of these securities was $249,377,787 which represented 16.2% of net assets.
(c)	The rate shown represents the 7-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at September 30, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all  significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2023:

Hood River Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks	$1,485,898,710	$–	$–	$1,485,898,710
Real Estate Investment Trusts	16,649,378	–	–	16,649,378
Total Equities	1,502,548,088	–	–	1,502,548,088

Short Term Investments:	–	–	–	–
Money Market Funds	$39,038,669	$–	$–	$39,038,669
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	267,203,601
Total Short Term Investments	39,038,669	–	–	306,242,270

Total Investments in Securities	$1,541,586,757	$–	$–	$1,808,790,358

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

*See the industry classifications in the fund’s schedule of investments.